(31) INSURANCE (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfInsuranceLineItems [Line Items]
Principal insurance policies	R$ 9,764,489
Concession Financial Asset / Intangible Assets Policies [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Fire, lightning, explosion, machinery breakdown, electrical damage and engineering risk
Principal insurance policies	R$ 7,630,552
Transport Policies [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	National transport
Principal insurance policies	R$ 502,930
Stored Materials [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Fire, lightning, explosion and robbery
Principal insurance policies	R$ 249,501
Automobiles [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Comprehensive cover
Principal insurance policies	R$ 14,585
Civil Liability [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Electric energy distributors and others
Principal insurance policies	R$ 268,000
Personnel [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Group life and personal accidents
Principal insurance policies	R$ 745,991
Others [Member]
DisclosureOfInsuranceLineItems [Line Items]
Type of coverage	Operational risks and others
Principal insurance policies	R$ 352,931